POSTRETIREMENT BENEFIT PLANS - Effect on Operations of Pension Plans (Parenthetical) (Details)	Dec. 31, 2023
Defined Benefit Plan [Abstract]
Defined benefit plan ultimate health care cost trend decline rate	5.00%